Investments in Equity Method Investees [Text Block]	6 Months Ended
Sep. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in Equity Method Investees [Text Block]

19.    INVESTMENTS IN EQUITY METHOD INVESTEES

Summarized Financial Information of the MUFG Group’s Equity Method Investee

Summarized operating results of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, for the six months ended September 30, 2017 and 2018 are as follows:

	2017	2018
	(in billions)
Net revenues	¥2,077	¥2,258
Total non-interest expenses	1,508	1,601
Income from continuing operations before income taxes	569	657
Net income applicable to Morgan Stanley	393	502